Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	43 Months Ended	59 Months Ended	60 Months Ended	63 Months Ended	67 Months Ended	78 Months Ended	110 Months Ended	112 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000087423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(16.24%)				0.82%						0.91%
C000232534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	60.50%		1.07%
C000247094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.01%	17.53%
C000168438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.45%				1.62%					7.57%
C000141929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.18%				14.56%						9.72%
C000133234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	16.58%				18.88%						10.98%
C000106878 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(9.15%)				10.89%						7.66%
C000087875 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(4.62%)				1.16%						(1.96%)
C000072477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	37.75%				15.84%						12.34%
C000087424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(6.90%)				(3.64%)						6.53%
C000140044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	35.38%				16.41%						4.71%
C000108740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	19.40%				9.28%						7.03%
C000087775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.81%				3.13%						8.71%
C000106876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(8.94%)				17.73%						10.21%
C000108733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(14.24%)				6.85%						9.00%
C000098688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	49.98%				(2.20%)						5.17%
C000087428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	35.92%				15.00%						6.55%
C000087422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	77.95%				1.09%						3.54%
C000217590 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.55%				4.40%		4.23%
C000219747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.57%			6.47%
C000219745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.47%				8.23%	9.61%
C000150700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(8.01%)				7.92%							6.65%
C000210083 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.81%				13.62%			10.26%
C000170246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.36%				9.92%				9.25%
C000218229 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	21.97%				14.13%
C000145378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	15.49%				13.29%						6.00%
C000140043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	17.26%				6.38%						3.09%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	16.80%		3.78%	5.25%	5.21%		5.17%				6.92%	6.88%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%	19.77%			8.94%	10.26%		7.99%	8.77%		7.33%
MSCI All Country World S000053601 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	15.79%				12.00%					11.40%
MSCI Emerging Markets C000218229 Index Net [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent					4.86%
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)
Average Annual Return, Percent	12.36%	17.86%
MSCI China Technology Sub Industries Select Capped Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Technology Sub-Industries Select Capped Index (Net)
Average Annual Return, Percent	59.17%		1.54%
MSCI Indonesia IMI 25 50 Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Indonesia IMI 25/50 Index (Spliced)
Average Annual Return, Percent	(16.13%)				1.36%						1.43%
MSCI EMU 100 Hedged to USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EMU 100% Hedged to USD Index (Net)
Average Annual Return, Percent	15.43%				14.32%						9.73%
MSCI ACWI Sustainable Development Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Sustainable Development Index (Net)
Average Annual Return, Percent	2.54%				1.67%					7.70%
MSCI India Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Net)
Average Annual Return, Percent	(11.76%)				13.13%						9.09%
MSCI Japan 100 Hedged to USD Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan 100% Hedged to USD Index (Net)
Average Annual Return, Percent	18.63%				19.63%						11.66%
MSCI All UAE Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All UAE Capped Index
Average Annual Return, Percent	36.50%				17.72%						5.50%
MSCI Norway IMI 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Norway IMI 25/50 Index (Net)
Average Annual Return, Percent	19.94%				9.77%						7.43%
MSCI Brazil Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Brazil Small Cap Index (Net)
Average Annual Return, Percent	11.46%				3.75%						9.33%
MSCI India Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Small Cap Index (Net)
Average Annual Return, Percent	(10.94%)				21.26%						12.38%
MSCI Philippines IMI 25 50 Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Philippines IMI 25/50 Index (Spliced)
Average Annual Return, Percent	(3.78%)				1.90%						(1.26%)
MSCI New Zealand All Cap Top 25 Capped Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI New Zealand All Cap Top 25 Capped Index (Spliced)
Average Annual Return, Percent	(6.29%)				(3.15%)						7.04%
MSCI All Peru Capped Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Peru Capped Index (Net)
Average Annual Return, Percent	38.03%				16.19%						12.87%
MSCI EM Extended ESG Leaders 5 Issuer Capped Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)
Average Annual Return, Percent	19.38%				4.58%		4.41%
MSCI Emerging Markets Choice ESG Screened 5 Issuer Capped Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)
Average Annual Return, Percent	16.99%			6.79%
MSCI China Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index (Net)
Average Annual Return, Percent	47.62%				(1.99%)						5.57%
MSCI Denmark IMI 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Denmark IMI 25/50 Index (Net)
Average Annual Return, Percent	(14.35%)				7.14%						9.30%
MSCI Poland IMI 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Poland IMI 25/50 Index (Net)
Average Annual Return, Percent	33.19%				14.64%						6.39%
MSCI China Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Small Cap Index (Net)
Average Annual Return, Percent	76.90%				(1.30%)						1.86%
MSCI EAFE Choice ESG Screened Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Choice ESG Screened Index (Net)
Average Annual Return, Percent	6.75%				8.24%	9.62%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	15.79%				12.00%	13.78%			12.28%
MSCI Saudi Arabia IMI 25 50 Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Saudi Arabia IMI 25/50 Index (Net)
Average Annual Return, Percent	(7.21%)				8.77%							7.46%
MSCI Japan Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Value Index (Net)
Average Annual Return, Percent	19.58%				13.88%			10.40%
MSCI EAFE Extended ESG Focus Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Extended ESG Focus Index (Spliced)
Average Annual Return, Percent	12.68%				9.94%				9.31%
MSCI All Kuwait Select Size Liquidity Capped Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Kuwait Select Size Liquidity Capped Index (Net)
Average Annual Return, Percent	22.01%				14.84%
MSCI United Kingdom Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index (Net)
Average Annual Return, Percent	16.49%				13.90%						6.56%
MSCI All Qatar Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Qatar Capped Index
Average Annual Return, Percent	18.40%				6.97%						3.77%